Notes Payable (Details Narrative) - USD ($)	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018	Apr. 30, 2018
Short-term Debt [Line Items]
Notes payable	$ 18,600		$ 0
Proceeds from loan		$ 157,455
Accrued interest	2,654
Note Payable [Member]
Short-term Debt [Line Items]
Notes payable	$ 18,600
Interest rate	5.00%
Interest expense on notes	$ 464
Note Payable - Unrelated Party [Member]
Short-term Debt [Line Items]
Interest rate		5.00%
Proceeds from loan		$ 157,455
Notes payable description		The advances are unsecured and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower.
Accrued interest		$ 4,157